Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance
Insurance revenue	$ 26,934.8	$ 24,703.5
Insurance service expenses	(21,944.1)	(20,467.3)
Net insurance result	4,990.7	4,236.2
Cost of reinsurance	(4,977.4)	(4,509.2)
Recoveries of insurance service expenses	3,943.7	3,274.4
Net reinsurance result	(1,033.7)	(1,234.8)
Insurance service result	3,957.0	3,001.4
Other insurance operating expenses	(966.4)	(656.4)
Net finance income (expense) from insurance contracts	(2,152.7)	2,014.4
Net finance income (expense) from reinsurance contract assets held	547.1	(397.1)
Total	1,385.0	3,962.3
Investment income
Interest and dividends	1,896.2	961.8
Share of profit (loss) of associates	1,022.2	1,022.4
Net gains (losses) on investments	1,949.5	(1,573.2)
Total	4,867.9	411.0
Other revenue and expenses
Non-insurance revenue	6,614.5	5,581.6
Non-insurance expenses	(6,568.7)	(5,520.9)
Gain on sale and consolidation of insurance subsidiaries	549.8	1,219.7
Interest expense	(510.0)	(452.8)
Corporate and other expenses	(430.2)	(296.7)
Total	(344.6)	530.9
Earnings before income taxes	5,908.3	4,904.2
Provision for income taxes	(813.4)	(1,092.5)
Net earnings	5,094.9	3,811.7	[1]
Attributable to:
Shareholders of Fairfax	4,381.8	3,374.2
Non-controlling interests	713.1	437.5
Net earnings	$ 5,094.9	$ 3,811.7	[1]
Net earnings per share (in dollars per share)	$ 186.87	$ 140.83
Net earnings per diluted share (in dollars per share)	173.24	131.37
Cash dividends paid per share (in dollars per share)	$ 10.00	$ 10.00
Shares outstanding (000) (weighted average) (in shares)	23,182,558	23,637,824

[1]	See note 3 for details of transition to IFRS 17.